Segment Information (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2016 and as of
March 31, 2016
Sales to unaffiliated customers **	$22,963	$56,605	$865,224	$5,959	$950,751
Long-lived assets ***	$92,284	$49,936	$32,771	$—	$174,991
Year ended March 31, 2015 and as of
March 31, 2015
Sales to unaffiliated customers **	$22,157	$55,452	$777,191	$8,144	$862,944
Long-lived assets ***	$88,804	$46,876	$36,755	$1,020	$173,455
Year ended March 31, 2014 and as of
March 31, 2014
Sales to unaffiliated customers **	$22,917	$56,718	$669,481	$10,169	$759,285
Long-lived assets ***	$90,676	$44,165	$39,140	$1,325	$175,306

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2016, 2015 and 2014, were as follows:

	Year ended March 31,
Category	2016	2015	2014
Dermatological and topical	66%	66%	73%
Neuropsychiatric	20%	16%	14%
Cardiovascular	8%	8%	6%
Anti-inflammatory	3%	5%	4%
Other	3%	5%	3%
Total	100%	100%	100%